Condensed Consolidating Statement of Condition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Assets
Cash And Due From Banks	$ 439,363		$ 535,282		$ 452,373	$ 677,330
Money market investments	1,085,580		1,376,174
Trading Securities	314,525		436,331
Available For Sale Securities	5,084,201		5,009,823
Investment securities held-to-maturity, at amortized cost	142,817		125,383
Other investment securities, at lower of cost or realizable value	185,443		179,880
Loans held-for-sale, at lower of cost or fair value	354,468		363,093
Loans held-in-portfolio:
Loans held-in-portfolio	21,080,005		20,703,192
Covered Loans	3,755,972		4,348,703
Less- Unearned Income	96,813		100,596
Allowance for loan losses	730,607		815,308
Total loans held-in-portfolio, net	24,008,557		24,135,991
FDIC loss share asset	1,399,098		1,915,128		2,410,219	0
Premises and equipment, net	535,793		538,486
Interest Receivable	125,728		125,209
Servicing Asset At Fair Value Amount	154,430		151,323		166,907
Other Assets	1,569,578		1,462,393
Goodwill	647,757		648,350		647,387
Intangible Assets Net Excluding Goodwill	54,295		63,954
Total assets	36,507,535		37,348,432		38,814,998
Deposits Abstract
Noninterest Bearing Deposit Liabilities	5,794,629		5,655,474
Interest Bearing Deposit Liabilities	21,205,984		22,286,653
Total deposits	27,000,613		27,942,127
Securities Sold under Agreements to Repurchase	2,016,752		2,141,097
Other short-term borrowings	636,200		296,200
Notes Payable	1,777,721		1,856,372
Other liabilities	966,249		1,193,883
Liabilities	32,397,535		33,429,679
Stockholders Equity Abstract
Preferred stock	50,160		50,160
Common stock	1,032		1,026
Surplus	4,150,294		4,123,898
Accumulated deficit	11,826		(212,726)
Treasury stock	(444)		(1,057)
Accumulated other comprehensive (loss) income, net of tax	(102,868)		(42,548)
Total stockholders' equity	4,110,000		3,918,753		3,800,531	2,538,817
Liabilities And Stockholders Equity	36,507,535		37,348,432
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	266,844		172,497
Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Covered Loans	3,755,972		4,348,703
Real Estate Acquired Through Foreclosure	139,058		109,135
Parent Company [Member]
Assets
Cash And Due From Banks	1,103		6,365		1,638	1,174
Money market investments	18,574		42,239
Trading Securities	1,259		0
Available For Sale Securities	42,383	[1]	35,700	[1]
Investment securities held-to-maturity, at amortized cost	185,000		185,000
Other investment securities, at lower of cost or realizable value	10,850	[2]	10,850	[2]
Investment in subsidiaries	4,285,957		3,987,287
Loans held-for-sale, at lower of cost or fair value	0		0
Loans held-in-portfolio:
Loans held-in-portfolio	286,080
Covered Loans	0
Less- Unearned Income	0		0
Allowance for loan losses	241		8
Total loans held-in-portfolio, net	285,839		249,607
FDIC loss share asset	0		0
Premises and equipment, net	2,495		2,533
Interest Receivable	1,675		1,512
Servicing Asset At Fair Value Amount	0		0
Other Assets	112,775		217,877
Goodwill	0		0
Intangible Assets Net Excluding Goodwill	554		554
Total assets	4,948,464		4,739,524
Deposits Abstract
Noninterest Bearing Deposit Liabilities	0		0
Interest Bearing Deposit Liabilities	0		0
Total deposits	0		0
Securities Sold under Agreements to Repurchase	0		0
Other short-term borrowings	0		0
Notes Payable	790,282		760,849
Subordinated Debt	0		0
Other liabilities	48,182	[1]	59,922	[1]
Liabilities	838,464		820,771
Stockholders Equity Abstract
Preferred stock	50,160		50,160
Common stock	1,032		1,026
Surplus	4,141,767		4,115,371
Accumulated deficit	20,353		(204,199)
Treasury stock	(444)		(1,057)
Accumulated other comprehensive (loss) income, net of tax	(102,868)		(42,548)
Total stockholders' equity	4,110,000		3,918,753
Liabilities And Stockholders Equity	4,948,464		4,739,524
Parent Company [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			249,615
Real Estate Acquired Through Foreclosure	0		0
Parent Company [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			0
Real Estate Acquired Through Foreclosure	0		0
Non Guarantor Subsidiaries Member
Assets
Cash And Due From Banks	624		932		1,576	738
Money market investments	867		552
Trading Securities	0		0
Available For Sale Securities	0		0
Investment securities held-to-maturity, at amortized cost	0		0
Other investment securities, at lower of cost or realizable value	4,492		4,492
Investment in subsidiaries	1,653,636		1,627,313
Loans held-for-sale, at lower of cost or fair value	0		0
Loans held-in-portfolio:
Loans held-in-portfolio	0
Covered Loans	0
Less- Unearned Income	0		0
Allowance for loan losses	0		0
Total loans held-in-portfolio, net	0		0
FDIC loss share asset	0		0
Premises and equipment, net	115		118
Interest Receivable	112		113
Servicing Asset At Fair Value Amount	0		0
Other Assets	12,614		13,222
Goodwill	0		0
Intangible Assets Net Excluding Goodwill	0		0
Total assets	1,672,460		1,646,742
Deposits Abstract
Noninterest Bearing Deposit Liabilities	0		0
Interest Bearing Deposit Liabilities	0		0
Total deposits	0		0
Securities Sold under Agreements to Repurchase	0		0
Other short-term borrowings	0		30,500
Notes Payable	385,609		427,297
Subordinated Debt	0		0
Other liabilities	42,120		42,269
Liabilities	427,729		500,066
Stockholders Equity Abstract
Preferred stock	0		0
Common stock	2		2
Surplus	4,206,708		4,103,208
Accumulated deficit	(3,012,365)		(3,013,481)
Treasury stock	0		0
Accumulated other comprehensive (loss) income, net of tax	50,386		56,947
Total stockholders' equity	1,244,731		1,146,676
Liabilities And Stockholders Equity	1,672,460		1,646,742
Non Guarantor Subsidiaries Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			0
Real Estate Acquired Through Foreclosure	0		0
Non Guarantor Subsidiaries Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			0
Real Estate Acquired Through Foreclosure	0		0
Other Subsidiaries [Member]
Assets
Cash And Due From Banks	439,552		534,796		451,723	677,606
Money market investments	1,067,006		1,357,996
Trading Securities	313,266		436,331
Available For Sale Securities	5,058,786		4,991,760
Investment securities held-to-maturity, at amortized cost	142,817		125,383
Other investment securities, at lower of cost or realizable value	170,101		164,538
Investment in subsidiaries	0		0
Loans held-for-sale, at lower of cost or fair value	354,468		363,093
Loans held-in-portfolio:
Loans held-in-portfolio	21,050,205
Covered Loans	3,755,972
Less- Unearned Income	96,813		100,596
Allowance for loan losses	730,366		815,300
Total loans held-in-portfolio, net	23,978,998		24,106,359
FDIC loss share asset	1,399,098		1,915,128
Premises and equipment, net	533,183		535,835
Interest Receivable	124,266		123,859
Servicing Asset At Fair Value Amount	154,430		151,323
Other Assets	1,457,852		1,261,324
Goodwill	647,757		648,350
Intangible Assets Net Excluding Goodwill	53,741		63,400
Total assets	36,301,223		37,061,107
Deposits Abstract
Noninterest Bearing Deposit Liabilities	5,796,992		5,688,643
Interest Bearing Deposit Liabilities	21,216,085		22,287,448
Total deposits	27,013,077		27,976,091
Securities Sold under Agreements to Repurchase	2,016,752		2,165,157
Other short-term borrowings	866,500		459,600
Notes Payable	601,830		668,226
Subordinated Debt	185,000		185,000
Other liabilities	923,138		1,138,702
Liabilities	31,606,297		32,592,776
Stockholders Equity Abstract
Preferred stock	0		0
Common stock	55,628		55,627
Surplus	5,859,926		5,859,773
Accumulated deficit	(1,114,802)		(1,403,925)
Treasury stock	0		0
Accumulated other comprehensive (loss) income, net of tax	(105,826)		(43,144)
Total stockholders' equity	4,694,926		4,468,331
Liabilities And Stockholders Equity	36,301,223		37,061,107
Other Subsidiaries [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			20,673,552
Real Estate Acquired Through Foreclosure	266,844		172,497
Other Subsidiaries [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			4,348,703
Real Estate Acquired Through Foreclosure	139,058		109,135
Consolidation Eliminations Member
Assets
Cash And Due From Banks	(1,916)		(6,811)		(2,564)	(2,188)
Money market investments	(867)		(24,613)
Trading Securities	0		0
Available For Sale Securities	(16,968)		(17,637)
Investment securities held-to-maturity, at amortized cost	(185,000)		(185,000)
Other investment securities, at lower of cost or realizable value	0		0
Investment in subsidiaries	(5,939,593)		(5,614,600)
Loans held-for-sale, at lower of cost or fair value	0		0
Loans held-in-portfolio:
Loans held-in-portfolio	(256,280)
Covered Loans	0
Less- Unearned Income	0		0
Allowance for loan losses	0		0
Total loans held-in-portfolio, net	(256,280)		(219,975)
FDIC loss share asset	0		0
Premises and equipment, net	0		0
Interest Receivable	(325)		(275)
Servicing Asset At Fair Value Amount	0		0
Other Assets	(13,663)		(30,030)
Goodwill	0		0
Intangible Assets Net Excluding Goodwill	0		0
Total assets	(6,414,612)		(6,098,941)
Deposits Abstract
Noninterest Bearing Deposit Liabilities	(2,363)		(33,169)
Interest Bearing Deposit Liabilities	(10,101)		(795)
Total deposits	(12,464)		(33,964)
Securities Sold under Agreements to Repurchase	0		(24,060)
Other short-term borrowings	(230,300)		(193,900)
Notes Payable	0		0
Subordinated Debt	(185,000)		(185,000)
Other liabilities	(47,191)		(47,010)
Liabilities	(474,955)		(483,934)
Stockholders Equity Abstract
Preferred stock	0		0
Common stock	(55,630)		(55,629)
Surplus	(10,058,107)		(9,954,454)
Accumulated deficit	4,118,640		4,408,879
Treasury stock	0		0
Accumulated other comprehensive (loss) income, net of tax	55,440		(13,803)
Total stockholders' equity	(5,939,657)		(5,615,007)
Liabilities And Stockholders Equity	(6,414,612)		(6,098,941)
Consolidation Eliminations Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			(219,975)
Real Estate Acquired Through Foreclosure	0		0
Consolidation Eliminations Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio			0
Real Estate Acquired Through Foreclosure	$ 0		$ 0

[1]	Refer to Note 30 to the consolidated financial statements for the effect of eliminations on transactions with EVERTEC, Inc. (affiliate).
[2]	Refer to Note 22 to the consolidated financial statements for information on the statutory trusts.